Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Percentage of valuation allowance	100.00%
Increase in valuation allowance	$ 3,500,000	$ 5,000,000
Federal [Member]
Operating loss carryforwards	$ 77,000,000